UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter    March 31, 2008
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Carlo Cannell
           -------------------------------------
Address:   P.O. Box 3459
           -------------------------------------
           240 E. Deloney Ave.
           -------------------------------------
           Jackson, WY 83001
           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         05/15/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           73
Total:
                                      --------------

Form 13F Information Table value     $   458,968
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
---------------------------------------------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE    SHS OR   SH/  PUT/   INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS              (x$1000)   PRN AMT  PRN  CALL   DISCRETION   MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------

ESPEED INC CMN CLASS A         CL A      296643109        11,689     1,002,446  SH    SOLE        1,002,446
INGERSOLL-RAND COMPANY CMN CLA CL A      g4776g101        22,299       500,200  SH    SOLE          500,200
ACME UNITED CORP CMN           COMMON    004816104         3,432       260,200  SH    SOLE          260,200
ACTUATE CORPORATION COMMON STO COMMON    00508b102         6,019     1,467,980  SH    SOLE        1,467,980
AECOM TECHNOLOGY CORPORATION C COMMON    00766t100         1,925        74,000  SH    SOLE           74,000
ALTRA HOLDINGS, INC. CMN       COMMON    02208r106        19,228     1,429,581  SH    SOLE        1,429,581
ANALYTICAL SURVEYS INC. CMN    COMMON    032683401            25       180,000  SH    SOLE          180,000
ANIMAL HEALTH INTERNATIONAL IN COMMON    03525n109         3,535       323,124  SH    SOLE          323,124
ARCH COAL INC CMN              COMMON    039380100        13,679       314,450  SH    SOLE          314,450
BASSETT FURNITURE CMN          COMMON    070203104           241        19,500  SH    SOLE           19,500
BRONCO DRILLING COMPANY, INC.  COMMON    112211107         9,263       575,000  SH    SOLE          575,000
CANTEL MEDICAL CORP. CMN       COMMON    138098108         4,758       448,000  SH    SOLE          448,000
CARRIAGE SERVICES, INC. CMN    COMMON    143905107         2,399       309,500  SH    SOLE          309,500
CITIZENS FIRST BANCORP INC DEL COMMON    17461r106         1,346       125,244  SH    SOLE          125,244
CLAYTON HLDGS INC CMN          COMMON    18418n107         5,470     1,178,790  SH    SOLE        1,178,790
COMFORT SYSTEMS USA INC COMMON COMMON    199908104        18,786     1,444,000  SH    SOLE        1,444,000
COMSCORE, INC. CMN             COMMON    20564w105         3,137       156,400  SH    SOLE          156,400
CROWN HOLDINGS INC CMN         COMMON    228368106        14,591       579,936  SH    SOLE          579,936
DANAHER CORPORATION (DELAWARE) COMMON    235851102         1,673        22,000  SH    SOLE           22,000
DELTEK INC CMN                 COMMON    24784l105         7,265       559,700  SH    SOLE          559,700
DRUGSTORE.COM INC CMN          COMMON    262241102        11,870     5,346,913  SH    SOLE        5,346,913
DWS MUNICIPAL INCOME TRUST MUT COMMON    23338m106         1,310       124,510  SH    SOLE          124,510
EASTERN INS HLDGS INC CMN      COMMON    276534104         3,595       248,000  SH    SOLE          248,000
FAIR ISAAC INC CMN             COMMON    303250104         9,241       429,400  SH    SOLE          429,400
FREDERICK'S OF HOLLYWOOD GROUP COMMON    35582t108         1,162       415,120  SH    SOLE          415,120
HERCULES TECH GR CAP INC. CMN  COMMON    427096508           494        45,500  SH    SOLE           45,500
ICO INC (NEW) CMN              COMMON    449293109        10,923     1,573,879  SH    SOLE        1,573,879
KEY ENERGY SERVICES INC CMN    COMMON    492914106        22,036     1,642,000  SH    SOLE        1,642,000
LEE ENTERPRISES INC CMN        COMMON    523768109         4,495       449,078  SH    SOLE          449,078
MEDIWARE INFORMATION SYS INC C COMMON    584946107         6,025     1,051,400  SH    SOLE        1,051,400
MERCER INS GROUP INC CMN       COMMON    587902107         1,988       114,323  SH    SOLE          114,323
MET-PRO CORPORATION CMN        COMMON    590876306         6,635       591,399  SH    SOLE          591,399
MFRI INC CMN                   COMMON    552721102         8,585       533,915  SH    SOLE          533,915
MOCON INC CMN                  COMMON    607494101         1,003        88,938  SH    SOLE           88,938
MONSANTO COMPANY CMN           COMMON    61166w101         1,650        14,800  SH    SOLE           14,800
MVC CAPITAL INC CLOSED END FUN COMMON    553829102        31,951     2,096,516  SH    SOLE        2,096,516
NEVADA CHEMICALS INC CMN       COMMON    64127c107         2,698       299,829  SH    SOLE          299,829
NGAS RESOURCES, INC. CMN       COMMON    62912t103        12,496     2,219,500  SH    SOLE        2,219,500
NORTHWEST PIPE COMPANY CMN     COMMON    667746101           595        14,000  SH    SOLE           14,000
NOVAMERICAN STEEL INC. CMN     COMMON    66986m100         2,508       864,700  SH    SOLE          864,700
NUVEEN INSD PREM INCOME MUN FD COMMON    6706d8104           155        13,300  SH    SOLE           13,300
NUVEEN MUN ADVANTAGE FUND INC  COMMON    67062h106         1,853       137,784  SH    SOLE          137,784
NUVEEN PERFORMANCE PLUS MUN FD COMMON    67062p108           267        20,000  SH    SOLE           20,000
NUVEEN PREMIUM INCOME MUNI FUN COMMON    67063w102           260        20,000  SH    SOLE           20,000
NUVEEN PREMIUM INCOME MUNICIPA COMMON    67062t100         2,505       189,210  SH    SOLE          189,210
NUVEEN PREMIUM INCOME MUNICIPA COMMON    6706k4105           348        30,700  SH    SOLE           30,700
NUVEEN QUALITY INCOME MUNICIPA COMMON    670977107         3,142       232,390  SH    SOLE          232,390
OLD REPUBLIC INTL CORP CMN     COMMON    680223104         8,820       683,200  SH    SOLE          683,200
OWENS-ILLINOIS INC CMN         COMMON    690768403        18,148       321,600  SH    SOLE          321,600
PETRO RES CORP CMN             COMMON    71646k106         4,470     3,311,100  SH    SOLE        3,311,100
QUADRAMED CORPORATION CMN      COMMON    74730w101         3,608     1,888,800  SH    SOLE        1,888,800
QUALITY DISTRIBUTION INC CMN   COMMON    74756m102         2,565       804,201  SH    SOLE          804,201
REDHOOK ALE BREWERY INC CMN    COMMON    757473103           576       119,337  SH    SOLE          119,337
SAIC, INC. CMN                 COMMON    78390x101        16,986       913,700  SH    SOLE          913,700
SCHMITT INDS INC ORE CMN       COMMON    806870200         1,141       201,930  SH    SOLE          201,930
SEABRIGHT INSURANCE HLDG INC C COMMON    811656107         9,253       628,200  SH    SOLE          628,200
SOLUTIA INC. CMN               COMMON    834376501         3,574        255300  SH    SOLE          255,300
SPARTAN MOTORS INC. CMN        COMMON    846819100         1,642        194100  SH    SOLE          194,100
SUPERIOR ESSEX INC CMN         COMMON    86815v105         5,800        206248  SH    SOLE          206,248
SYNPLICITY INC CMN             COMMON    87160y108     13318.572       1700967  SH    SOLE          1700967
SYS CMN                        COMMON    785070103         1,352       628,763  SH    SOLE          628,763
T-3 ENERGY SERVICES INC CMN    COMMON    87306e107        20,042       470,900  SH    SOLE          470,900
TETRA TECH INC (NEW) CMN       COMMON    88162g103         3,112       159,500  SH    SOLE          159,500
TFS FINANCIAL CORPORATION CMN  COMMON    87240r107           602        50,000  SH    SOLE           50,000
TORTOISE CAPITAL RESOURCES MUT COMMON    89147n304           569        45,000  SH    SOLE           45,000
TYCO INTERNATIONAL LTD. CMN    COMMON    g9143x208         5,559       126,200  SH    SOLE          126,200
U.S. CONCRETE INC CMN          COMMON    90333l102         8,779     2,310,193  SH    SOLE        2,310,193
VAALCO ENERGY, INC. CMN        COMMON    91851c201         7,757     1,560,800  SH    SOLE        1,560,800
VALERO ENERGY CORPORATION CMN  COMMON    91913y100         5,324       108,400  SH    SOLE          108,400
VERI TEK INTL CORP CMN         COMMON    92342x101         1,275       274,128  SH    SOLE          274,128
WILLDAN GROUP INC CMN          COMMON    96924n100         1,483       250,000  SH    SOLE          250,000
WILLIAMS CONTROLS INC. CMN     COMMON    969465608         1,773        129142  SH    SOLE          129,142
FUNDTECH LTD CMN               ORD       m47095100        18,234     1,495,800  SH    SOLE        1,495,800


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